Financial Assets Measured at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Sep. 30, 2025
Financial Assets Measured at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit or Loss, Net

Financial assets measured at fair value through profit or loss, net consisted of the following:

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)

Listed equity securities	24,047,596	13,538,564
Unlisted equity securities	200,001	911,404
Listed futures contracts	1,001	1,005
Investments in funds	—	79
	24,248,598	14,451,052
Less: impairment on unlisted equity securities	—	(671,403)
	24,248,598	13,779,649

Schedule of Movement of Financial Assets at Fair Value

Movement of financial assets at fair value through profit or loss were shown below:

	As of September 30, 2025	As of March 31, 2025
	US$	US$
Beginning	13,779,649	43,194,607
Additions	62,717,213	71,801,820
Disposal	(55,730,367)	(92,127,812)
Impairment loss recognized in profit or loss	—	(671,403)
Fair value gain/(loss) recognized in profit or loss	3,482,103	(8,417,563)
Ending	24,248,598	13,779,649